Cover Page	Mar. 12, 2025
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Mar. 12, 2025
Entity Registrant Name	PACIRA BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35060
Entity Tax Identification Number	51-0619477
Entity Address, Address Line One	2000 Sierra Point Parkway, Suite 900
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	650
Local Phone Number	242-8052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001396814
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	5401 West Kennedy Boulevard
Entity Address, Address Line Two	Suite 890
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609